Net Loss Per share (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per common share
As a result, diluted loss per common share is the same as basic loss per common share for all periods presented below.

	Three Months Ended September 30,
(in thousands, except share and per share data)	2017	2016
Numerator:
Net loss	$(46,409)	$(39,539)
Denominator:
Weighted-average shares outstanding – basic and diluted	120,584,316	28,369,644
Net loss per share – basic and diluted	$(0.38)	$(1.39)

	Nine Months Ended September 30,
(in thousands, except share and per share data)	2017	2016
Numerator:
Net loss	$(88,550)	$(74,651)
Denominator:
Weighted-average shares outstanding – basic and diluted	60,120,689	28,369,644
Net loss per share – basic and diluted	$(1.47)	$(2.63)